Transportation Business Acquisition (Tables)	12 Months Ended
Sep. 30, 2014
Transportation Business Acquisition

Consideration:
Fair value of consideration transferred (cash paid)	$(10,023)

Acquisition related costs expensed	$75

Recognized amounts of identifiable assets acquired and liabilities assumed:
Property and equipment	$3,397
Prepaid tires and other prepaid assets	276
Customer relationships	4,004
Trade name	72
Non-compete agreement	62
Vacation liability assumed	(132)

Total identifiable net assets assumed	$7,679
Goodwill	2,344
Total	$10,023

Transportation Business Acquisition
Transportation segment intangible asset amortization expense
Amount
2015	$414
2016	414
2017	406
2018	394
2019	382
Total	$2,010